Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Components of Revenues

	For the year ended December 31, 2022

	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB

Net revenues:	11,335,094	1,367,853	1,225	12,704,172
Less:
Revenue Sharing	(6,011,685)	(350,408)	—
Other cost of revenues	(692,335)	(364,528)	(2,463)
Research and development	(737,380)	(268,839)	—
Sales and marketing	(1,346,692)	(721,889)	(5,036)
General and administrative	(547,798)	(33,234)	(14,974)
Interest expense	(83,530)	—	—
Income tax (expenses) benefits	(586,663)	24,382	—
Other segment items (note)	506,202	12,374	333

Net income (loss)	1,835,213	(334,289)	(20,915)	1,480,009

21.	SEGMENT INFORMATION - continued

	For the year ended December 31, 2023
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	10,798,507	1,196,559	7,257	12,002,323
Less:
Revenue Sharing	(5,735,947)	(344,000)	—
Other cost of revenues	(668,095)	(255,348)	(22,004)
Research and development	(664,340)	(220,250)	—
Sales and marketing	(1,138,505)	(268,652)	(7,792)
General and administrative	(467,537)	(26,482)	(8,460)
Interest expense	(62,223)	—	—
Income tax expenses	(623,844)	(6,179)	—
Other segment items (note)	463,441	5,124	465

Net income (loss)	1,901,457	80,772	(30,534)	1,951,695

	For the year ended December 31, 2024
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	9,661,414	900,685	872	10,562,971
Less:
Revenue Sharing	(5,253,389)	(242,842)	—
Other cost of revenues	(776,026)	(175,045)	(39)
Research and development	(643,457)	(160,968)	—
Sales and marketing	(1,103,475)	(220,966)	(5,339)
General and administrative	(473,778)	(32,868)	(1,012)
Interest expense	(127,846)	—	—
Income tax expenses	(843,640)	(1,349)	(33)
Other segment items (note)	534,938	3,642	94

Net income (loss)	974,741	70,289	(5,457)	1,039,573

Revenue from External Customers by Geographic Areas
The following table presents revenues by geographic area based on the addresses of our customers of our users:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Chinese mainland	12,154,863	11,203,978	9,392,079
Overseas	549,309	798,345	1,170,892

Total	12,704,172	12,002,323	10,562,971